UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21619

Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Income Fund (JPZ)
March 31, 2009

Shares	Description (1)				Value
	Common Stocks – 100.3%
	Aerospace & Defense – 2.4%
71,400	Boeing Company				$2,540,412
100,000	Honeywell International Inc.				2,786,000
32,982	Raytheon Company				1,284,319
91,300	United Technologies Corporation				3,924,074
	Total Aerospace & Defense				10,534,805
	Air Freight & Logistics – 0.8%
71,813	United Parcel Service, Inc., Class B				3,534,636
	Airlines – 0.1%
37,484	AMR Corporation, (2)				119,574
16,213	Continental Airlines, inc., (2)				142,837
	Total Airlines				262,411
	Auto Components – 0.0%
30,296	Cooper Tire & Rubber				122,396
	Automobiles – 0.4%
241,200	Ford Motor Company, (2)				634,356
218,721	General Motors Corporation				424,319
41,900	Harley-Davidson, Inc.				561,041
	Total Automobiles				1,619,716
	Beverages – 2.4%
128,203	Coca-Cola Company				5,634,522
94,877	PepsiCo, Inc.				4,884,268
	Total Beverages				10,518,790
	Biotechnology – 1.8%
69,943	Amgen Inc., (2)				3,463,577
27,983	Celgene Corporation, (2)				1,242,445
67,027	Gilead Sciences, Inc., (2)				3,104,691
	Total Biotechnology				7,810,713
	Building Products – 0.1%
42,748	Masco Corporation				298,381
	Capital Markets – 1.0%
117,432	Charles Schwab Corporation				1,820,196
48,534	Jefferies Group, Inc.				669,769
41,300	Legg Mason, Inc.				656,670
59,400	Waddell & Reed Financial, Inc., Class A				1,073,358
	Total Capital Markets				4,219,993
	Chemicals – 1.8%
51,511	Dow Chemical Company				434,238
145,006	E.I. Du Pont de Nemours and Company				3,237,984
40,400	Eastman Chemical Company				1,082,720
42,998	Lubrizol Corporation				1,462,362
19,000	NL Industries Inc.				190,000
53,293	Olin Corporation				760,491
2,638	Potash Corporation of Saskatchewan				213,177
63,622	RPM International, Inc.				809,908
	Total Chemicals				8,190,880
	Commercial Banks – 4.8%
397,961	Bank of America Corporation				2,714,094
33,869	Comerica Incorporated				620,141
40,419	HSBC Holdings PLC, Sponsored ADR				1,140,624
260,621	JPMorgan Chase & Co.				6,927,306
143,466	Morgan Stanley				3,266,721
3,281	Toronto-Dominion Bank				113,457
39,483	TrustCo Bank Corporation NY				237,688
177,092	U.S. Bancorp				2,587,314
273,892	Wells Fargo & Company				3,900,222
	Total Commercial Banks				21,507,567
	Commercial Services & Supplies – 1.1%
3,800	Avery Dennison Corporation				84,892
82,749	Deluxe Corporation				796,873
3,809	Manpower Inc.				120,098
40,800	Pitney Bowes Inc.				952,680
6,100	Priceline.com Incorporated, (2)				480,558
21,600	R.R. Donnelley & Sons Company				158,328
41,509	Resources Connection, Inc., (2)				625,956
66,638	Waste Management, Inc.				1,705,933
	Total Commercial Services & Supplies				4,925,318
	Communications Equipment – 3.1%
18,403	ADTRAN, Inc.				298,313
8,994	Ciena Corporation, (2)				69,973
361,302	Cisco Systems, Inc., (2)				6,059,035
126,298	Corning Incorporated				1,675,974
12,175	JDS Uniphase Corporation, (2)				39,569
225,002	Motorola, Inc.				951,758
113,808	QUALCOMM, Inc.				4,428,269
8,004	Research In Motion Limited, (2)				344,732
	Total Communications Equipment				13,867,623
	Computers & Peripherals – 4.3%
62,473	Apple, Inc., (2)				6,567,162
102,707	Dell Inc., (2)				973,662
139,379	EMC Corporation, (2)				1,588,921
95,871	International Business Machines Corporation (IBM)				9,288,941
19,113	McAfee Inc., (2)				640,286
33,400	Sun Microsystems Inc., (2)				244,488
	Total Computers & Peripherals				19,303,460
	Consumer Finance – 0.4%
55,047	Capitalsource Inc.				67,157
42,236	Discover Financial Services				266,509
7,100	MasterCard, Inc.				1,189,108
3,400	Visa Inc.				189,040
	Total Consumer Finance				1,711,814
	Containers & Packaging – 0.6%
65,543	Packaging Corp. of America				853,370
87,335	Sonoco Products Company				1,832,288
	Total Containers & Packaging				2,685,658
	Diversified Consumer Services – 0.3%
18,700	Apollo Group, Inc., (2)				1,464,771
	Diversified Financial Services – 0.9%
350,485	Citigroup Inc.				886,727
8,700	CME Group, Inc.				2,143,593
44,307	New York Stock Exchange Euronext				793,095
	Total Diversified Financial Services				3,823,415
	Diversified Telecommunication Services – 4.7%
544,939	AT&T Inc.				13,732,463
216,168	Frontier Communications Corporation				1,552,086
177,351	Verizon Communications Inc.				5,356,000
20,804	Windstream Corporation				167,680
	Total Diversified Telecommunication Services				20,808,229
	Electric Utilities – 1.9%
40,527	Ameren Corporation				939,821
38,081	Consolidated Edison, Inc.				1,508,388
3,600	DPL Inc.				81,144
27,323	Great Plains Energy Incorporated				368,041
60,787	OGE Energy Corp.				1,447,946
80,800	Pepco Holdings, Inc.				1,008,384
34,273	Progress Energy, Inc.				1,242,739
62,540	Southern Company				1,914,975
	Total Electric Utilities				8,511,438
	Electrical Equipment – 0.9%
122,241	Emerson Electric Company				3,493,648
16,400	Rockwell Automation, Inc.				358,176
	Total Electrical Equipment				3,851,824
	Electronic Equipment & Instruments – 0.1%
17,694	Garmin Limited				375,290
	Energy Equipment & Services – 2.1%
21,387	Diamond Offshore Drilling, Inc.				1,344,387
24,817	ENSCO International Incorporated				655,169
112,366	Halliburton Company				1,738,302
16,168	Patterson-UTI Energy, Inc.				144,865
82,276	Schlumberger Limited				3,342,051
18,961	Smith International, Inc.				407,282
46,500	Tidewater Inc.				1,726,545
	Total Energy Equipment & Services				9,358,601
	Food & Staples Retailing – 3.2%
35,809	Costco Wholesale Corporation				1,658,673
158,491	CVS Caremark Corporation				4,356,918
38,696	SUPERVALU INC.				552,579
149,241	Wal-Mart Stores, Inc.				7,775,456
	Total Food & Staples Retailing				14,343,626
	Food Products – 1.7%
175,705	Kraft Foods Inc.				3,916,464
36,112	Monsanto Company				3,000,907
2,700	Ralcorp Holdings Inc., (2)				145,476
57,000	Sara Lee Corporation				460,560
	Total Food Products				7,523,407
	Gas Utilities – 1.1%
28,977	AGL Resources Inc.				768,760
62,810	Atmos Energy Corporation				1,452,167
80,800	Nicor Inc.				2,684,984
	Total Gas Utilities				4,905,911
	Health Care Equipment & Supplies – 0.7%
15,916	Hologic Inc., (2)				208,340
4,115	Intuitive Surgical, Inc., (2)				392,406
81,836	Medtronic, Inc.				2,411,707
	Total Health Care Equipment & Supplies				3,012,453
	Health Care Providers & Services – 1.8%
13,101	Brookdale Senior Living Inc.				66,160
15,450	Coventry Health Care, Inc., (2)				199,923
24,700	Express Scripts, Inc., (2)				1,140,399
7,387	Henry Schein Inc., (2)				295,554
59,193	Kindred Healthcare Inc., (2)				884,935
38,900	Medco Health Solutions, Inc., (2)				1,608,126
130,246	UnitedHealth Group Incorporated				2,726,049
33,458	Wellpoint Inc., (2)				1,270,400
	Total Health Care Providers & Services				8,191,546
	Health Care Technology – 0.1%
6,283	Cerner Corporation, (2)				276,264
	Hotels, Restaurants & Leisure – 1.3%
17,800	Carnival Corporation				384,480
42,761	International Game Technology				394,256
3,272	Interval Leisure Group Inc., (2)				17,342
90,961	McDonald’s Corporation				4,963,742
	Total Hotels, Restaurants & Leisure				5,759,820
	Household Durables – 0.9%
14,200	Black & Decker Corporation				448,152
106,577	Newell Rubbermaid Inc.				679,961
12,400	Snap-on Incorporated				311,240
25,600	Stanley Works				745,472
55,416	Tupperware Corporation				941,518
29,254	Whirlpool Corporation				865,626
	Total Household Durables				3,991,969
	Household Products – 3.1%
54,600	Colgate-Palmolive Company				3,220,308
25,833	Kimberly-Clark Corporation				1,191,160
198,945	Procter & Gamble Company				9,368,320
	Total Household Products				13,779,788
	Industrial Conglomerates – 2.8%
38,126	3M Co.				1,895,625
870,466	General Electric Company				8,800,411
52,800	Genuine Parts Company				1,576,608
4,702	Siemens AG, Sponsored ADR				267,873
	Total Industrial Conglomerates				12,540,517
	Insurance – 1.7%
59,200	Allstate Corporation				1,133,680
23,591	Arthur J. Gallagher & Co.				401,047
56,985	Fidelity National Title Group Inc., Class A				1,111,777
21,200	Hartford Financial Services Group, Inc.				166,420
80,283	Lincoln National Corporation				537,093
72,500	Marsh & McLennan Companies, Inc.				1,468,125
46,700	Travelers Companies, Inc.				1,897,888
52,700	Unitrin, Inc.				736,746
	Total Insurance				7,452,776
	Internet & Catalog Retail – 0.5%
28,202	Amazon.com, Inc., (2)				2,071,155
3,272	Hosting Site Network, Inc., (2)				16,818
8,182	IAC/InterActiveCorp., (2)				124,612
	Total Internet & Catalog Retail				2,212,585
	Internet Software & Services – 1.9%
69,632	eBay Inc., (2)				874,578
17,117	Google Inc., Class A, (2)				5,957,743
93,912	United Online, Inc.				418,848
79,955	Yahoo! Inc., (2)				1,024,224
	Total Internet Software & Services				8,275,393
	IT Services – 1.1%
4,000	Accenture Limited				109,960
69,115	Automatic Data Processing, Inc.				2,430,083
23,364	Fidelity National Information Services				425,225
3,197	Lender Processing Services Inc.				97,860
63,562	Paychex, Inc.				1,631,637
34,100	Standard Register Company				156,178
	Total IT Services				4,850,943
	Leisure Equipment & Products – 0.1%
39,513	Eastman Kodak Company				150,149
12,000	Polaris Industries Inc.				257,280
	Total Leisure Equipment & Products				407,429
	Machinery – 1.6%
75,600	Caterpillar Inc.				2,113,776
27,568	Cummins Inc.				701,606
37,219	Deere & Company				1,223,389
13,600	Graco Inc.				232,152
51,555	Ingersoll Rand Company Limited, Class A				711,459
18,650	Parker Hannifin Corporation				633,727
26,115	SPX Corporation				1,227,666
12,000	Timken Company				167,520
	Total Machinery				7,011,295
	Media – 2.1%
60,282	CBS Corporation, Class B				231,483
226,412	Comcast Corporation, Class A				3,088,260
39,613	New York Times, Class A				179,051
35,541	Omnicom Group, Inc.				831,659
182,679	Regal Entertainment Group, Class A				2,449,725
10,489	ValueClick, Inc., (2)				89,261
138,485	Walt Disney Company				2,514,888
	Total Media				9,384,327
	Metals & Mining – 1.0%
73,484	Alcoa Inc.				539,373
49,284	CONSOL Energy Inc.				1,243,928
28,000	Nucor Corporation				1,068,760
98,631	Southern Copper Corporation				1,718,152
	Total Metals & Mining				4,570,213
	Multiline Retail – 0.9%
3,300	Dollar Tree Stores Inc., (2)				147,015
13,700	Family Dollar Stores, Inc.				457,169
41,402	Federated Department Stores, Inc.				368,478
54,539	Nordstrom, Inc.				913,528
8,700	Sears Holding Corporation, (2)				397,677
47,360	Target Corporation				1,628,710
	Total Multiline Retail				3,912,577
	Multi-Utilities – 1.9%
131,100	Duke Energy Corporation				1,877,352
82,456	Integrys Energy Group, Inc.				2,147,154
29,095	National Fuel Gas Company				892,344
15,861	Northwestern Corporation				340,694
49,251	ONEOK, Inc.				1,114,550
67,678	Public Service Enterprise Group Incorporated				1,994,471
	Total Multi-Utilities				8,366,565
	Oil, Gas & Consumable Fuels – 10.9%
16,325	BP PLC, Sponsored ADR				654,633
191,654	Chevron Corporation				12,886,815
112,932	ConocoPhillips				4,422,417
49,571	Continental Resources Inc., (2)				1,051,401
11,017	EnCana Corporation				447,400
44,169	EOG Resources, Inc.				2,418,694
303,153	Exxon Mobil Corporation				20,644,719
57,528	Occidental Petroleum Corporation				3,201,433
7,724	Suncor Energy, Inc.				171,550
15,314	Total SA, Sponsored ADR				751,305
97,823	Valero Energy Corporation				1,751,032
	Total Oil, Gas & Consumable Fuels				48,401,399
	Paper & Forest Products – 0.3%
46,841	Weyerhaeuser Company				1,291,406
	Pharmaceuticals – 9.7%
117,636	Abbott Laboratories				5,611,237
248,402	Bristol-Myers Squibb Company				5,444,972
66,587	Eli Lilly and Company				2,224,672
18,016	GlaxoSmithKline PLC, Sponsored ADR				559,757
193,408	Johnson & Johnson				10,173,261
219,500	Merck & Co. Inc.				5,871,625
3,300	Novartis AG, Sponsored ADR				124,839
510,096	Pfizer Inc.				6,947,508
32,315	Sanofi-Aventis, Sponsored ADR				902,558
97,678	Schering-Plough Corporation				2,300,317
70,188	Wyeth				3,020,892
	Total Pharmaceuticals				43,181,638
	Real Estate Investment Trust – 1.3%
46,493	Brandywine Realty Trust				132,505
54,183	CapLease Inc.				106,741
25,068	First Industrial Realty Trust, Inc.				61,417
35,300	Health Care REIT, Inc.				1,079,827
49,761	Healthcare Realty Trust, Inc.				745,917
71,684	Hospitality Properties Trust				860,208
116,913	HRPT Properties Trust				372,952
78,791	Lexington Corporate Properties Trust				187,523
30,949	Liberty Property Trust				586,174
17,263	Medical Properties Trust Inc.				63,010
42,953	Nationwide Health Properties, Inc.				953,127
30,300	Senior Housing Properties Trust				424,806
11,215	Sun Communities Inc.				132,673
61,650	U-Store-It Trust				124,533
	Total Real Estate Investment Trust				5,831,413
	Road & Rail – 0.7%
21,159	Burlington Northern Santa Fe Corporation				1,272,714
21,239	Norfolk Southern Corporation				716,816
31,466	Union Pacific Corporation				1,293,567
	Total Road & Rail				3,283,097
	Semiconductors & Equipment – 2.7%
27,457	Analog Devices, Inc.				529,096
113,228	Applied Materials, Inc.				1,217,201
46,600	Broadcom Corporation, Class A, (2)				931,068
355,291	Intel Corporation				5,347,130
16,140	Intersil Holding Corporation, Class A				185,610
10,965	Lam Research Corporation, (2)				249,673
44,926	Microchip Technology Incorporated				951,982
24,800	National Semiconductor Corporation				254,696
34,600	NVIDIA Corporation, (2)				341,156
116,500	Texas Instruments Incorporated				1,923,415
	Total Semiconductors & Equipment				11,931,027
	Software – 4.1%
49,341	Adobe Systems Incorporated, (2)				1,055,404
17,598	Akamai Technologies, Inc., (2)				341,401
21,337	Autodesk, Inc., (2)				358,675
37,668	Cognizant Technology Solutions Corporation, Class A, (2)				783,118
522,036	Microsoft Corporation				9,589,801
274,805	Oracle Corporation				4,965,726
12,400	Salesforce.com, Inc., (2)				405,852
3,000	Sybase, Inc., (2)				90,870
26,139	VeriSign, Inc., (2)				493,243
	Total Software				18,084,090
	Specialty Retail – 2.1%
27,715	Abercrombie & Fitch Co., Class A				659,617
46,762	American Eagle Outfitters, Inc.				572,367
52,479	Best Buy Co., Inc.				1,992,103
120,758	Home Depot, Inc.				2,845,058
51,450	Limited Brands, Inc.				447,615
88,224	Lowe’s Companies, Inc.				1,610,088
3,200	Ross Stores, Inc.				114,816
11,000	Tiffany & Co.				237,160
25,162	TJX Companies, Inc.				645,154
	Total Specialty Retail				9,123,978
	Textiles, Apparel & Luxury Goods – 0.4%
14,359	Cherokee Inc.				224,000
27,238	VF Corporation				1,555,562
	Total Textiles, Apparel & Luxury Goods				1,779,562
	Thrifts & Mortgage Finance – 0.2%
60,610	New York Community Bancorp, Inc.				677,014
	Tobacco – 2.3%
196,835	Altria Group, Inc.				3,153,297
159,134	Philip Morris International				5,661,988
31,534	Reynolds American Inc.				1,130,179
23,348	Vector Group Ltd.				303,291
	Total Tobacco				10,248,755
	Wireless Telecommunication Services – 0.1%
24,054	USA Mobility Inc.				221,536
	Total Common Stocks (cost $589,225,264)				444,132,048
	Rights – 0.0%
16,841	HSBC Holdings PLC (5)				170,970
	Total Rights (cost $0)				170,970

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 7.1%
$31,336	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09, repurchase price $31,336,201, collateralized by $31,845,000 U.S. Treasury Notes, 2.375%, due 3/31/16, value $31,964,419	0.100%	4/01/09		$31,336,114
	Total Short-Term Investments (cost $31,336,114)				31,336,114
	Total Investments (cost $620,561,378) – 107.4%				475,639,132

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value
	Call Options Written - (5.8)% (4)
(684)	S&P 500 Index	$(54,720,000)	4/18/09	$800	$(1,781,820)
(749)	S&P 500 Index	(61,792,500)	4/18/09	825	(1,130,990)
(601)	S&P 500 Index	(45,075,000)	5/16/09	750	(4,432,375)
(638)	S&P 500 Index	(51,040,000)	5/16/09	800	(2,752,970)
(657)	S&P 500 Index	(54,202,500)	5/16/09	825	(2,046,555)
(881)	S&P 500 Index	(68,277,500)	5/16/09	775	(5,052,535)
(529)	S&P 500 Index	(40,997,500)	6/20/09	775	(3,941,050)
(759)	S&P 500 Index	(60,720,000)	6/20/09	800	(4,352,865)
(5,498)	Total Call Options Written (premiums received $21,009,575)	(436,825,000)			(25,491,160)
	Other Assets Less Liabilities – (1.6)%				(7,420,421)
	Net Assets – 100%				$442,727,551

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.”157) “Fair Value Measurements.”  SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  In determining the value of the Fund’s investments various inputs are used.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

		Level 1	Level 2	Level 3	Total
Investments		$475,468,162	$—	$170,970	$475,639,132
Call options written		(21,550,110)	(3,941,050)	—	(25,491,160)
Total		$453,918,052	$(3,941,050)	$170,970	$450,147,972

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

					Level 3
					Investments
Balance at beginning of period					$—
Gains (losses):
Net realized gains (losses)					—
Net change in unrealized appreciation (depreciation)					170,970
Net purchases at cost (sales at proceeds)					—
Net discounts (premiums)					—
Net transfers in to (out of) at end of period fair value					—
Balance at end of period					$170,970

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities”.  This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any.  The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument	Location	Fair Value	Location	Fair Value
Equity Price	Options	—	$—	Call options written, at value	$25,491,160

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (market-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments (excluding call options written) was $620,364,157.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation					$ 28,849,033
Depreciation					(173,574,058)

Net unrealized appreciation (depreciation) of investments					$ (144,725,025)

(1)	All percentages in the Portfolio of Investments are based on net assets.
(2)	Non-income producing.
(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Equity Premium Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 29, 2009

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 29, 2009

*                      Print the name and title of each signing officer under his or her signature.